/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending September 30, 2000

MFS Multimarket Income Trust
Date
Identification of Security
Shares Repurchased
Repurchase Price
NAV
Broker
9/15
Shares of
Beneficial Interest
20000
6.1875
6.82
Merrill Lynch

9/27
Shares of Beneficial Interest
500000
6.1875
6.83
Merrill Lynch





















































































Total Shares Repurchased:  520,000
Remarks:	None.

MFS Multimarket Income Trust
by:  James O. Yost
	James O. Yost
	Treasurer